Statement of Cash Flows - Schedule of Changes in Non Cash Operating Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Changes In Non Cash Operating Working Capital [Abstract]
Accounts receivable	$ (6,708)	$ (15,262)
Prepaid expenses	(6,243)	5,065
Accounts payable and accrued liabilities	6,931	(26,349)
Provisions	2,666	4,174
Other	(447)	353
Total	$ (3,801)	$ (32,019)